ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2016	December 31, 2015
Balance, beginning of year	$206,359	$288,692
Change in estimates	5,496	(35,386)
Property acquisition and development activity	3,003	761
Divestments	(35,635)	(48,748)
Settlements	(8,390)	(14,935)
Accretion expense	10,867	15,975
Balance, end of year	$181,700	$206,359